Income Taxes - Pre-tax (Loss) Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Pre-tax loss from PRC entities	$ (15,077)	$ (33,931)	$ (49,309)
Pre-tax (loss) income from non-PRC entities	24,960	(5,059)	(37,457)
Total pre-tax (loss) income	$ 9,883	$ (38,990)	$ (86,766)